SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 12, 2020	Jan. 10, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of consecutive calendar days preceding option grant date used in calculating the average closing price of one american depository share	30 days
Unrecognized compensation expense related to non-vested stock options and restricted stock unit		$ 131,459
Unrecognized compensation expense related to non-vested stock options and restricted stock unit, expected to be recognized, years		4 years
Cash dividend paid (in usd per share)		$ 0	$ 0.00	$ 0.16
Dividends declared (in usd per share)		$ 0	0.00	0.16
Treasury Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, authorized amount						$ 150,000
Treasury Stock | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, authorized amount					$ 200,000
2016 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from grant date	25.00%
Percentage of stock options exercisable, quarterly	6.25%
Vesting period	3 years
Percentage of restricted share units that vest annually	25.00%
Expiration period	6 years
Percentage of entity's issued and outstanding share capital used to determine maximum number of shares subject to awards granted	3.00%
Options and restricted shares granted (in shares)		914,194
Price of options, as a percent of fair market value of ordinary shares		1.48%
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted shares granted (in shares)		368,375
Weighted-average grant-date fair value, options granted (in usd per share)		$ 121.21	$ 89.54	$ 61.54
Total intrinsic value, options exercised		$ 87,872	$ 68,749	$ 42,592
Performance Shares | 2016 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	7 years